June 22, 2005

VIA ELECTRONIC TRANSMISSION
AND OVERNIGHT COURIER

H. Christopher Owings, Esq.

Assistant Director
United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549-0406

Re:	Maidenform Brands, Inc.
Registration Statement on Form S-1, File No. 333-124228

Dear Mr. Owings:

Reference is made to the comments of the Staff of the Securities and Exchange Commission (the “Commission”) with respect to the above referenced Registration Statement on Form S-1 of Maidenform Brands, Inc., a Delaware corporation (the “Company” or “Maidenform Brands”), in your letter dated June 16, 2005 (the “Comment Letter”).

I am writing to respond to the comments and to indicate the changes that have been made in Amendment No. 2 to the Registration Statement (“Registration Statement”) that is being filed today with the Commission.  Eight clean copies of the Registration Statement, without exhibits, and eight marked courtesy copies are enclosed for your reference.  The marked copies show the changes made since the filing of the Registration Statement on June 3, 2005.

For your convenience, your comments are set forth in this letter, followed by our responses.  The page numbers listed in our responses below track the page numbers in the Registration Statement.

General

1.                                      Please refer to comment 43 in our letter dated May 19, 2005.  You have submitted to us your entire response to this comment on a supplemental basis pursuant to Rule 83.  It appears unlikely that all information in the response letter pertaining to this comment is properly subject to a confidential treatment request.  Please resubmit your paper response and limit your Rule 83 request to only those portions of the response letter that must truly remain confidential.  In redacting the information subject to the new Rule 83 request, mark the response letter using brackets or other clear markings to indicate the location of the omitted material.  Finally, file the response on EDGAR under form type label CORRESP and include all the non-confidential information in that letter.  Once you file the redacted correspondence, we will issue any follow-up comments we have regarding your response.

We filed the requested materials on EDGAR on June 17, 2005.

Summary, page 1

2.                                      Please refer to comment 3 in our letter dated May 19, 2005.  Your summary should be a balanced presentation and should not selectively extol your merits.  Since you have chosen to retain the subsections, Our Competitive Strengths and Our Growing Strategies, please include a subsection in a similar format discussing the most salient risks to investors from investing in your company and this offering.

We have revised the Registration Statement in response to this comment.

Summary Historical and Unaudited Pro Forma Consolidated Financial and Other Data, page 6

3.                                      We note your revision in response to comment 8 in our letter dated May 19, 2005.  With a view toward enhancing your disclosures, please help us understand why, in determining pro forma net income available to common shareholders, net income is reduced for “transaction expenses and advisory fees.” Please keep in mind when drafting your response that material nonrecurring charges or credits which result directly from the transaction and which will be included in your income within 12 months following the transaction should not be included in pro forma net income available to common shareholders.  Rather, such expenses should be reflected as an adjustment to retained earnings in your pro forma balance sheet.  Refer to Rule 11-02(b)(5) of Regulation S-X for guidance.

We will revise the Registration Statement in response to this comment.  We are supplementally providing this information to the Staff in a revised Exhibit A, which is attached hereto.  We will include this information in the subsequent amendment to the Registration Statement which will include the range of the expected public offering price on the front page of the prospectus.  The revised Exhibit A indicates that we have revised the pro forma net income available to common stockholders to exclude the adjustment for “transaction expenses and advisory fees.”

4.                                      Please revise your computation of pro forma earnings per share to also give effect to the number of shares whose proceeds would be necessary to pay the dividend declared on June 1, 2005.  In this regard, please note that even though this dividend is not listed as a use of proceeds, the dividend is still deemed to be in contemplation of the offering with the intention of repayment out of offering proceeds since you incurred losses in the current year.  For guidance, refer to SAB Topic 1:B.3.

We will revise the Registration Statement in response to this comment.  We are supplementally providing this information to the Staff in a revised Exhibit A, which is attached hereto.  We will include this information in the subsequent amendment to the Registration Statement which will include the range of the expected public offering price on the front page of the prospectus.

5.                                      Please revise your computation of pro forma earnings per share for the three month period ended April 2, 2005 to assume the transaction occurred on December 28, 2003, the beginning of the fiscal year presented.  In this regard, it appears to us that your current pro forma calculation for the three month period assumes the transaction occurred on January 2, 2005.  Refer to Rule 11-02(b)(6) of Regulation S-X for guidance.

We will revise the Registration Statement in response to this comment.  We are supplementally providing this information to the Staff in a revised Exhibit A, which is attached hereto.  We will include this information in the subsequent amendment to the Registration Statement which will include the range of the expected public offering price on the front page of the prospectus.  The revised Exhibit A indicates that the pro forma earnings per share assumes that the transaction occurred on December 28, 2003.

6.                                      In your final amendment to the Form S-1, please ensure that footnote 15 to the table includes all of the information you provided supplementally in Exhibit A.  Absent this complete disclosure, we do not believe your computation of pro forma earnings per share is transparent to investors.

We will include all of the information provided in a revised Exhibit A, which is attached hereto, in the subsequent amendment to the Registration Statement which will include the range of the expected public offering price on the front page of the prospectus.

7.                                      Please revise footnote 16 to the table to make it transparent how you arrived at each As Adjusted balance sheet amount.

We will revise the Registration Statement in response to this comment.  We are supplementally providing this information to the Staff in a revised Exhibit B, which is attached hereto.  We will include this information in the subsequent amendment to the Registration Statement which will include the range of the expected public offering price on the front page of the prospectus.

8.                                      We note your revision in response to comment 9 in our letter dated May 19, 2005.  Please revise to clearly indicate that readers should reference management’s discussion and analysis for a discussion of the material limitations involved in the use of the non-GAAP measures presented.

We have revised the Registration Statement in response to this comment.

Use of Proceeds, page 29

9.                                      In this section and in the Certain Relationships and Related Party Transactions section, please identify the principal stockholder who is the counterparty to the advisory agreement and the other principal stockholder who is receiving a separate advisory fee.

We have revised the Registration Statement in response to this comment.

Unaudited Pro Forma Consolidated Statement of Income, page 36

10.                               We note your revision in response to comment 17 in our letter dated May 19, 2005.  Please similarly revise your Summary Historical and Unaudited Pro Forma Consolidated Financial and Other Data table to include line items for preferred stock dividends and accretion and net income (loss) available to common stockholders.

We have revised the Registration Statement in response to this comment.

11.                               Please tell us in detail why you believe it is appropriate to record a pro forma adjustment to cost of sales which eliminates the post-acquisition impact on cost of sales of the step-up of inventory basis.  We note that in your response to comment 39 in our letter dated May 19, 2005, you refer to this adjustment as a material nonrecurring charge directly attributable to the transaction that will impact the income statement during the next 12 months.  However, we do not understand why you believe this item had a nonrecurring impact on your gross profits because we would expect your profits on the sale of this inventory, post step-up, to be consistent with your normal profit levels.  In this regard, according to paragraph 37 of SFAS 141, your inventory valuation in your purchase price allocation should have taken into consideration a reasonable profit allowance for your selling efforts that is consistent with the profits normally associated with your sales activities.

Moreover, we note that the purpose of the pro forma statement of income is to illustrate how the transaction might have affected the historical financial statements if the acquisition occurred on the first day of the fiscal year.  The pro forma adjustment in question appears to have the opposite effect, in that it adjusts the historical financial statements to eliminate the post-acquisition impact of the transaction, rather than adjusting the historical financial statements to include the impact of the transaction as if it occurred on the first day of the fiscal year.

Please advise or otherwise revise your pro forma statement of income accordingly.

We have revised the Registration Statement in response to this comment.

In accordance with S-X Article 11 Rule 11-02 paragraph (b)(5):  “the pro forma condensed income statement shall disclose income (loss) from continuing operations before nonrecurring charges or credits directly attributable to the transaction. Material nonrecurring charges or credits and related tax effects which result directly from the transaction and which will be included in the income of the registrant within the 12 months succeeding the transaction shall be disclosed separately. It should be clearly indicated that such charges or credits were not considered in the pro forma condensed income statement.”  Further, paragraph (6) indicates that the pro forma income statement should include adjustments that we expected to have a continuing impact on the Company.  The adjustment for $19.8 million relates to the step-up of our manufactured and sourced inventory to its fair value as required by paragraph 37 of SFAS 141.  We have concluded that this adjustment to step-up the inventory to its fair value represents a “material nonrecurring charge” that is directly attributable to the transaction and that is not expected to have a continuing impact on our operating results.  Therefore, we excluded this charge from our pro forma income statement and provided appropriate disclosure of this item.

12.                               Please tell us in detail your basis for recording a pro forma adjustment to eliminate acquisition related charges incurred during the Predecessor period.  It appears, based on your response to comment 39 in our letter dated May 19, 2005, that you have made this adjustment pursuant to Rule 11-02(b)(5) of Regulation S-X.  However, we note that Rule 11-02(b)(5) of Regulation S-X permits the exclusion from pro forma operating results of material nonrecurring charges or credits which result directly from the transaction and which will be included in your income within the 12 months succeeding the transaction.  This rule does not appear to contemplate pro forma adjustments which eliminate charges that were actually incurred in the historical periods.  Moreover, we are unclear as to how the various acquisition related charges are directly attributable to the transaction, especially the charges related to management compensation.  Please advise or otherwise revise your pro forma statement of income accordingly.

Further to our conversation with Robyn Manuel and Yong Kim of the Staff on June 20, 2005, we have revised our disclosure to clarify the fact that the various Acquisition-related charges are directly attributable to this transaction.  In particular, the charges related to the special compensation paid to management was directly attributable to the Acquisition, as it was contingent upon the closing of the Acquisition.

13.                               Please tell us and disclose how you determined the interest rates used in computing pro forma interest expense for the period from December 28, 2003 through May 10, 2004.  Please note that when you issue variable rate debt in connection with an acquisition, pro forma interest expense generally should be based on the current interest rates, as opposed to the interest rates prevailing during the period covered by the pro forma information.  Thus, if a rate other than the current rate is used, please ensure we understand in detail your justification and provide prominent disclosure of the basis of presentation and the anticipated effects of the current interest rate environment in the introduction to the pro forma statement of income.

We have revised the Registration Statement in response to this comment to clarify that we are using the current interest rate; i.e. the rate on the date of the transaction.

Certain Relationships and Related Party Transactions, page 98

Credit Facilities, page 102

14.                               Please disclose the dollar amount and percentage value of your debt held by affiliates of AIG, and identify those affiliates.

We have revised the Registration Statement in response to this comment.

Description of Indebtedness, page 110

15.                               Please file the two senior secured credit agreements as exhibits as they are material agreements.

We are currently in the process of amending our existing credit facilities.  We expect to have final documents within the next week and, accordingly, are waiting until such time to file the agreements as exhibits to the Registration Statement.

Underwriting, page 117

16.                               Please refer to comments 31 and 32 in our letter dated May 19, 2005.  We are still reviewing these responses, and we may have further comments.

We note the comment and take it under advisement.

Financial Statements, page F-1,

Notes to Consolidated Financial Statements, page F-8

Reorganization and Business Combination, page F-8

17.                               We note your response to comment 39 in our letter dated May 19, 2005 and still do not understand why your pro forma amounts as presented pursuant to SFAS 141 would be materially different than the pro forma amounts as presented in your pro forma statement of income prepared in accordance with Article 11 of Regulation S-X.  In particular, we do not believe the last sentence in paragraph 55 of SFAS 141, which you reference, is intended to result in differing pro forma results or in differing treatment of material nonrecurring charges directly related to the transaction.  Please advise or otherwise revise.

We believe that the last sentence in paragraph 55 of SFAS 141 is intended to result in differing pro forma results or in differing treatment of material nonrecurring charges directly related to the transaction between SFAS 141 and Article 11 pro forma statements of income.  We have confirmed our position with the national office of our independent registered public accounting firm, PricewaterhouseCoopers LLP, which concurs with our conclusion on this topic.

Exhibit 23.1

18.                               Please have your independent registered accounting firm revise their consent to include the amendment number to the registration statement on Form S-1.

Our independent registered accounting firm has revised their consent to include the amendment number to the Registration Statement therein.

* * * * * *

We would appreciate your prompt review of these materials and your prompt notification to us if you have further comments or questions.  Please contact Brian B. Margolis of Proskauer Rose LLP at (212) 969-3345 should you have any questions or additional comments.

Very truly yours,
MAIDENFORM BRANDS, INC.

/s/Dorvin D. Lively
Dorvin D. Lively
Chief Financial Officer

cc:	Howard M. Baik (Staff)
Pradip Bhaumik (Staff)
Yong Kim (Staff)
Robyn Manuel (Staff)
Thomas J. Ward, Chief Executive Officer (Maidenform Brands, Inc.)

Steven N. Masket, Esq., General Counsel (Maidenform Brands, Inc.)
Jane DeFlorio (UBS Securities LLC)
Michael Kamras (Credit Suisse First Boston LLC)
David Park (Goldman, Sachs & Co.)
Michael A. Woronoff, Esq. (Proskauer Rose LLP)
Brian B. Margolis, Esq. (Proskauer Rose LLP)
Jonathan Schaffzin, Esq. (Cahill Gordon & Reindel LLP)
Paula D. Loop (PricewaterhouseCoopers LLP)